THE ALGER FUNDS

QUARTERLY REPORT
JANUARY 31, 2022

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—99.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
HEICO Corp.	70,347	$9,594,628
TransDigm Group, Inc.*	61,780	38,068,218
		47,662,846
AIR FREIGHT & LOGISTICS—0.2%
GXO Logistics, Inc.*	66,268	5,381,624
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Capri Holdings Ltd.*	497,209	29,867,345
Lululemon Athletica, Inc.*	35,335	11,793,410
LVMH Moet Hennessy Louis Vuitton SE	28,769	23,628,104
		65,288,859
APPLICATION SOFTWARE—10.7%
Adobe, Inc.*	139,718	74,651,327
Atlassian Corp., PLC, Cl. A*	43,973	14,262,203
Avalara, Inc.*	100,532	11,020,318
Bill.com Holdings, Inc.*	136,287	25,650,576
Cadence Design Systems, Inc.*	124,286	18,908,872
Confluent, Inc., Cl. A*	355,298	23,232,936
Datadog, Inc., Cl. A*	20,683	3,021,993
Intuit, Inc.	138,362	76,822,733
salesforce.com, Inc.*	151,644	35,276,944
The Trade Desk, Inc., Cl. A*	39,824	2,769,361
Unity Software, Inc.*	178,125	18,729,844
		304,347,107
AUTOMOBILE MANUFACTURERS—3.7%
General Motors Co.*	519,754	27,406,628
Tesla, Inc.*	82,082	76,887,851
		104,294,479
AUTOMOTIVE RETAIL—0.2%
Carvana Co., Cl. A*	27,212	4,409,976
Lithia Motors, Inc., Cl. A	8,021	2,343,175
		6,753,151
BIOTECHNOLOGY—2.7%
AbbVie, Inc.	297,293	40,696,439
Horizon Therapeutics PLC*	107,662	10,048,095
Natera, Inc.*	161,633	11,419,371
Vertex Pharmaceuticals, Inc.*	62,499	15,190,382
		77,354,287
CASINOS & GAMING—1.9%
Flutter Entertainment PLC*	20,620	3,136,924
MGM Resorts International	1,187,219	50,717,996
		53,854,920
CONSUMER FINANCE—0.0%
Upstart Holdings, Inc.*	11,979	1,305,831

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.2% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—5.8%
Block, Inc., Cl. A*	164,265	$20,087,967
DLocal Ltd., Cl. A*	266,405	7,970,837
Marqeta, Inc., Cl. A*	1,006,341	11,874,824
PayPal Holdings, Inc.*	295,605	50,826,324
Visa, Inc., Cl. A	333,643	75,460,037
		166,219,989
DIVERSIFIED SUPPORT SERVICES—0.2%
Cintas Corp.	16,768	6,565,175
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
AMETEK, Inc.	210,515	28,792,136
Eaton Corp., PLC	309,090	48,969,129
		77,761,265
FINANCIAL EXCHANGES & DATA—1.5%
Coinbase Global, Inc., Cl. A*	26,892	5,113,514
S&P Global, Inc.	89,083	36,989,043
		42,102,557
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	74,280	10,998,640
HEALTHCARE EQUIPMENT—2.0%
Abbott Laboratories	17,131	2,183,517
Dexcom, Inc.*	8,372	3,603,979
Edwards Lifesciences Corp.*	112,599	12,295,811
Intuitive Surgical, Inc.*	135,568	38,525,714
		56,609,021
HEALTHCARE FACILITIES—0.4%
Tenet Healthcare Corp.*	149,348	11,069,674
HEALTHCARE SUPPLIES—0.2%
Align Technology, Inc.*	11,172	5,529,693
HOME IMPROVEMENT RETAIL—0.6%
Lowe's Cos., Inc.	66,720	15,835,992
HOTELS RESORTS & CRUISE LINES—0.7%
Airbnb, Inc., Cl. A*	115,100	17,721,947
Booking Holdings, Inc.*	659	1,618,590
		19,340,537
INTERACTIVE HOME ENTERTAINMENT—1.1%
ROBLOX Corp., Cl. A*	142,802	9,404,940
Sea Ltd.#,*	23,443	3,523,717
Take-Two Interactive Software, Inc.*	109,841	17,941,429
		30,870,086
INTERACTIVE MEDIA & SERVICES—6.4%
Alphabet, Inc., Cl. C*	54,374	147,569,405
Meta Platforms, Inc., Cl. A*	79,044	24,761,323
Snap, Inc., Cl. A*	339,126	11,035,160
		183,365,888

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.2% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—7.1%
Altaba, Inc.*,@,(a)	259,825	$963,951
Amazon.com, Inc.*	65,634	196,342,142
Etsy, Inc.*	20,579	3,232,549
		200,538,642
INTERNET SERVICES & INFRASTRUCTURE—3.3%
MongoDB, Inc., Cl. A*	27,366	11,086,241
Shopify, Inc., Cl. A*	44,005	42,431,381
Snowflake, Inc., Cl. A*	35,319	9,744,512
Twilio, Inc., Cl. A*	146,577	30,212,451
		93,474,585
INVESTMENT BANKING & BROKERAGE—0.0%
Morgan Stanley	14,275	1,463,758
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	97,483	27,012,539
LIFE SCIENCES TOOLS & SERVICES—2.1%
Danaher Corp.	204,615	58,476,921
MANAGED HEALTHCARE—1.7%
UnitedHealth Group, Inc.	101,403	47,920,016
MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	275,895	30,213,262
Netflix, Inc.*	25,102	10,722,068
Roku, Inc., Cl. A*	118,342	19,414,005
		60,349,335
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	80,981	17,725,931
RAILROADS—0.1%
Union Pacific Corp.	11,550	2,824,552
REGIONAL BANKS—1.2%
Signature Bank	107,740	32,820,836
RESTAURANTS—1.3%
Chipotle Mexican Grill, Inc., Cl. A*	15,143	22,496,138
Shake Shack, Inc., Cl. A*	238,408	15,751,616
		38,247,754
SEMICONDUCTOR EQUIPMENT—2.1%
Applied Materials, Inc.	233,658	32,286,863
Lam Research Corp.	45,249	26,693,290
		58,980,153
SEMICONDUCTORS—11.2%
Advanced Micro Devices, Inc.*	490,385	56,026,486
Marvell Technology, Inc.	56,150	4,009,110
Micron Technology, Inc.	598,448	49,234,317
NVIDIA Corp.	426,179	104,354,190
QUALCOMM, Inc.	328,802	57,790,240
SiTime Corp.*	15,138	3,528,516
Taiwan Semiconductor Manufacturing Co., Ltd.#	215,658	26,446,141
Xilinx, Inc.	89,093	17,243,950
		318,632,950

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.2% (CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—0.3%
Albemarle Corp.	37,687	$8,319,028
SYSTEMS SOFTWARE—12.2%
Crowdstrike Holdings, Inc., Cl. A*	58,502	10,567,801
Microsoft Corp.	1,070,631	332,944,829
ServiceNow, Inc.*	5,699	3,338,360
		346,850,990
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	998,384	174,497,556
TRUCKING—1.5%
Uber Technologies, Inc.*	781,879	29,242,275
XPO Logistics, Inc.*	186,449	12,337,330
		41,579,605
TOTAL COMMON STOCKS
(Cost $1,838,101,295)		2,822,226,772

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	27,841	1,922,972
(Cost $1,922,972)		1,922,972

REAL ESTATE INVESTMENT TRUST—0.3%	SHARES	VALUE
RETAIL—0.3%
Simon Property Group, Inc.	56,027	8,247,175
(Cost $5,622,011)		8,247,175

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	111	4,443,108
(Cost $2,775,000)		4,443,108
Total Investments
(Cost $1,848,421,278)	99.8%	$2,836,840,027
Affiliated Securities (Cost $2,775,000)		4,443,108
Unaffiliated Securities (Cost $1,845,646,278)		2,832,396,919
Other Assets in Excess of Liabilities	0.2%	4,744,283
NET ASSETS	100.0%	$2,841,584,310

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*	Non-income producing security.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2022
Altaba, Inc.	10/24/18	$507,365	0.02%	$169,985	0.01%
Altaba, Inc.	10/25/18	764,293	0.03%	249,598	0.01%
Altaba, Inc.	10/29/18	610,922	0.02%	253,000	0.01%
Altaba, Inc.	10/30/18	355,909	0.01%	167,488	0.00%
Altaba, Inc.	10/31/18	166,984	0.01%	57,542	0.00%
Altaba, Inc.	11/6/18	221,848	0.01%	66,338	0.00%
Chime Financial, Inc., Series G	8/24/21	1,922,972	0.06%	1,922,972	0.07%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	2,775,000	0.08%	4,443,108	0.16%
Total				$7,330,031	0.26%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—96.6%	SHARES	VALUE
AEROSPACE & DEFENSE—4.9%
HEICO Corp.	12,833	$1,750,293
APPLICATION SOFTWARE—6.5%
Adobe, Inc.*	2,485	1,327,735
Datadog, Inc., Cl. A*	6,908	1,009,328
		2,337,063
BIOTECHNOLOGY—4.0%
AbbVie, Inc.	2,958	404,921
Natera, Inc.*	14,740	1,041,381
		1,446,302
CASINOS & GAMING—2.0%
MGM Resorts International	16,632	710,519
CONSUMER FINANCE—1.5%
Upstart Holdings, Inc.*	4,974	542,216
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Block, Inc., Cl. A*	5,640	689,716
Marqeta, Inc., Cl. A*	57,489	678,370
		1,368,086
FINANCIAL EXCHANGES & DATA—2.2%
S&P Global, Inc.	1,936	803,866
HEALTHCARE EQUIPMENT—4.7%
Dexcom, Inc.*	1,450	624,196
Intuitive Surgical, Inc.*	3,792	1,077,611
		1,701,807
HEALTHCARE TECHNOLOGY—2.7%
Veeva Systems, Inc., Cl. A*	4,154	982,587
HYPERMARKETS & SUPER CENTERS—1.0%
Costco Wholesale Corp.	693	350,055
INTERACTIVE MEDIA & SERVICES—4.6%
Alphabet, Inc., Cl. C*	605	1,641,952
INTERNET & DIRECT MARKETING RETAIL—4.8%
Amazon.com, Inc.*	577	1,726,078
INTERNET SERVICES & INFRASTRUCTURE—4.2%
MongoDB, Inc., Cl. A*	471	190,807
Shopify, Inc., Cl. A*	1,352	1,303,652
		1,494,459
LIFE SCIENCES TOOLS & SERVICES—3.0%
Bio-Techne Corp.	2,825	1,063,358
MOVIES & ENTERTAINMENT—3.9%
Live Nation Entertainment, Inc.*	6,328	692,979
Netflix, Inc.*	1,639	700,083
		1,393,062
OIL & GAS EXPLORATION & PRODUCTION—5.6%
Diamondback Energy, Inc.	15,909	2,007,079
PHARMACEUTICALS—2.5%
Catalent, Inc.*	8,764	910,843
REAL ESTATE SERVICES—1.9%
FirstService Corp.	4,175	665,412

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.6% (CONT.)	SHARES	VALUE
REGIONAL BANKS—2.6%
Signature Bank	3,094	$942,525
RESEARCH & CONSULTING SERVICES—2.2%
CoStar Group, Inc.*	11,301	792,878
SEMICONDUCTOR EQUIPMENT—4.9%
Applied Materials, Inc.	12,613	1,742,864
SEMICONDUCTORS—6.1%
Advanced Micro Devices, Inc.*	8,017	915,942
QUALCOMM, Inc.	7,248	1,273,909
		2,189,851
SYSTEMS SOFTWARE—9.7%
Crowdstrike Holdings, Inc., Cl. A*	4,214	761,217
Microsoft Corp.	8,730	2,714,855
		3,476,072
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	15,016	2,624,496
TOTAL COMMON STOCKS
(Cost $33,119,377)		34,663,723

REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
SPECIALIZED—2.5%
Crown Castle International Corp.	4,947	902,877
(Cost $975,808)		902,877
Total Investments
(Cost $34,095,185)	99.1%	$35,566,600
Unaffiliated Securities (Cost $34,095,185)		35,566,600
Other Assets in Excess of Liabilities	0.9%	314,220
NET ASSETS	100.0%	$35,880,820

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—89.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	4,655	$987,325
Raytheon Technologies Corp.	10,977	990,016
TransDigm Group, Inc.*	1,329	818,917
		2,796,258
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
BlackRock, Inc., Cl. A	3,924	3,229,217
Blackstone, Inc.	18,966	2,502,943
The Carlyle Group, Inc.	16,707	852,892
		6,585,052
AUTOMOBILE MANUFACTURERS—0.3%
General Motors Co.*	8,849	466,608
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	24,207	3,313,696
Amgen, Inc.	3,300	749,562
Gilead Sciences, Inc.	9,834	675,399
		4,738,657
BROADCASTING—0.4%
ViacomCBS, Inc., Cl. B	24,149	807,784
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	15,378	1,117,519
CABLE & SATELLITE—1.2%
Comcast Corp., Cl. A	44,422	2,220,656
COMMODITY CHEMICALS—0.3%
Dow, Inc.	10,624	634,572
COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	35,335	1,967,099
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	7,584	943,601
COPPER—0.4%
Southern Copper Corp.	12,988	829,803
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Visa, Inc., Cl. A	12,107	2,738,240
DIVERSIFIED BANKS—4.8%
Bank of America Corp.	61,982	2,859,850
JPMorgan Chase & Co.	40,339	5,994,375
		8,854,225
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	16,632	1,299,292
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Eaton Corp., PLC	13,440	2,129,299
FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc., Cl. A	10,131	2,325,064
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	12,009	938,503
GENERAL MERCHANDISE STORES—0.4%
Target Corp.	3,626	799,279
GOLD—0.3%
Newmont Corp.	7,554	462,078

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—89.3% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	11,328	$1,172,335
HEALTHCARE SERVICES—1.4%
CVS Health Corp.	24,751	2,636,229
HOME IMPROVEMENT RETAIL—2.7%
The Home Depot, Inc.	13,774	5,054,783
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	18,445	2,959,500
HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	10,230	1,430,256
INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.	16,817	3,438,740
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	6,614	1,865,942
INTEGRATED OIL & GAS—3.0%
Chevron Corp.	19,970	2,622,660
Exxon Mobil Corp.	22,767	1,729,382
TotalEnergies SE#	23,374	1,327,643
		5,679,685
INTEGRATED TELECOMMUNICATION SERVICES—1.7%
AT&T, Inc.	35,545	906,398
Verizon Communications, Inc.	40,789	2,171,198
		3,077,596
INTERACTIVE MEDIA & SERVICES—7.6%
Alphabet, Inc., Cl. A*	2,175	5,885,702
Alphabet, Inc., Cl. C*	2,037	5,528,357
Meta Platforms, Inc., Cl. A*	8,566	2,683,385
		14,097,444
INTERNET & DIRECT MARKETING RETAIL—2.0%
Amazon.com, Inc.*	1,260	3,769,252
INVESTMENT BANKING & BROKERAGE—2.7%
Morgan Stanley	48,817	5,005,695
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	10,003	4,727,118
MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	11,590	832,973
MULTI-UTILITIES—0.5%
Sempra Energy	6,597	911,442
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	11,926	723,670

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—89.3% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—5.6%
AstraZeneca PLC#	17,251	$1,004,181
Bristol-Myers Squibb Co.	14,876	965,304
Eli Lilly & Co.	4,862	1,193,086
GlaxoSmithKline PLC#	21,036	942,833
Johnson & Johnson	17,474	3,010,595
Merck & Co., Inc.	12,218	995,523
Novartis AG#	9,116	792,272
Pfizer, Inc.	30,048	1,583,229
		10,487,023
RAILROADS—0.7%
Union Pacific Corp.	5,445	1,331,575
RESTAURANTS—1.4%
McDonald’s Corp.	5,344	1,386,501
Starbucks Corp.	11,827	1,162,830
		2,549,331
SEMICONDUCTOR EQUIPMENT—2.3%
KLA Corp.	11,019	4,289,366
SEMICONDUCTORS—4.9%
Broadcom, Inc.	6,829	4,000,974
QUALCOMM, Inc.	20,251	3,559,316
Taiwan Semiconductor Manufacturing Co., Ltd.#	12,452	1,526,989
		9,087,279
SOFT DRINKS—2.9%
PepsiCo, Inc.	17,285	2,999,293
The Coca-Cola Co.	38,465	2,346,750
		5,346,043
SYSTEMS SOFTWARE—8.7%
Microsoft Corp.	52,174	16,225,071
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	85,883	15,010,631
TOBACCO—1.1%
Altria Group, Inc.	23,648	1,203,210
Philip Morris International, Inc.	8,907	916,085
		2,119,295
TOTAL COMMON STOCKS
(Cost $70,943,609)		166,481,863

MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	19,132	942,060
(Cost $672,536)		942,060
REAL ESTATE INVESTMENT TRUST—4.4%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	12,555	1,087,640
INDUSTRIAL—0.4%
Prologis, Inc.	5,493	861,412
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	39,694	1,247,185

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.4% (CONT.)	SHARES	VALUE
RETAIL—0.8%
Simon Property Group, Inc.	10,161	$1,495,699
SPECIALIZED—1.9%
Crown Castle International Corp.	14,245	2,599,855
Lamar Advertising Co., Cl. A	8,817	976,571
		3,576,426
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,878,930)		8,268,362
Total Investments
(Cost $77,495,075)	94.2%	$175,692,285
Unaffiliated Securities (Cost $77,495,075)		175,692,285
Other Assets in Excess of Liabilities	5.8%	10,738,993
NET ASSETS	100.0%	$186,431,278

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—96.2%	SHARES	VALUE
AEROSPACE & DEFENSE—4.7%
HEICO Corp.	48,881	$6,666,880
TransDigm Group, Inc.*	8,595	5,296,153
		11,963,033
AIR FREIGHT & LOGISTICS—1.5%
GXO Logistics, Inc.*	47,014	3,818,007
APPAREL ACCESSORIES & LUXURY GOODS—3.4%
Capri Holdings Ltd.*	37,321	2,241,873
Lululemon Athletica, Inc.*	7,890	2,633,366
Moncler SpA	59,434	3,814,108
		8,689,347
APPAREL RETAIL—2.1%
Aritzia, Inc.*	55,973	2,595,932
Victoria's Secret & Co.*	46,278	2,583,701
		5,179,633
APPLICATION SOFTWARE—15.7%
ANSYS, Inc.*	5,615	1,909,156
Avalara, Inc.*	34,444	3,775,751
Bill.com Holdings, Inc.*	22,407	4,217,222
Cadence Design Systems, Inc.*	19,546	2,973,728
Confluent, Inc., Cl. A*	61,412	4,015,731
Datadog, Inc., Cl. A*	28,780	4,205,046
Five9, Inc.*	11,458	1,440,271
HubSpot, Inc.*	6,788	3,317,974
Manhattan Associates, Inc.*	16,464	2,204,036
Paycom Software, Inc.*	10,151	3,403,630
Sprout Social, Inc., Cl. A*	37,986	2,615,336
The Trade Desk, Inc., Cl. A*	61,616	4,284,777
Unity Software, Inc.*	10,848	1,140,667
		39,503,325
AUTOMOTIVE RETAIL—1.5%
Advance Auto Parts, Inc.	10,523	2,436,180
Carvana Co., Cl. A*	7,657	1,240,893
		3,677,073
BIOTECHNOLOGY—3.5%
BioMarin Pharmaceutical, Inc.*	17,637	1,563,167
Celldex Therapeutics, Inc.*	48,637	1,508,234
Natera, Inc.*	83,114	5,872,004
		8,943,405
BUILDING PRODUCTS—0.5%
The AZEK Co., Inc., Cl. A*	35,396	1,169,130
CASINOS & GAMING—2.3%
MGM Resorts International	136,467	5,829,870
COMMUNICATIONS EQUIPMENT—0.7%
F5, Inc.*	8,310	1,725,322
CONSUMER FINANCE—2.1%
Upstart Holdings, Inc.*	49,369	5,381,715

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
DLocal Ltd., Cl. A*	91,611	$2,741,001
Marqeta, Inc., Cl. A*	183,904	2,170,067
		4,911,068
DIVERSIFIED METALS & MINING—1.8%
MP Materials Corp.*	115,738	4,622,576
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	3,471	1,359,001
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
AMETEK, Inc.	40,460	5,533,714
Generac Holdings, Inc.*	6,174	1,743,414
Vicor Corp.*	8,642	815,200
		8,092,328
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
908 Devices, Inc.*	123,991	1,961,538
Trimble, Inc.*	28,297	2,041,911
		4,003,449
HEALTHCARE EQUIPMENT—5.5%
CryoPort, Inc.*	58,831	2,457,371
Dexcom, Inc.*	9,206	3,962,999
IDEXX Laboratories, Inc.*	7,127	3,615,527
Inmode Ltd.*	21,887	1,055,610
Insulet Corp.*	11,414	2,830,672
		13,922,179
HEALTHCARE FACILITIES—0.6%
The Joint Corp.*	29,553	1,597,044
HEALTHCARE SERVICES—1.4%
Guardant Health, Inc.*	50,442	3,508,241
HEALTHCARE TECHNOLOGY—1.1%
Veeva Systems, Inc., Cl. A*	11,292	2,671,010
HOMEFURNISHING RETAIL—1.0%
Williams-Sonoma, Inc.	15,512	2,490,296
HOTELS RESORTS & CRUISE LINES—1.6%
Airbnb, Inc., Cl. A*	13,456	2,071,820
Expedia Group, Inc.*	10,330	1,893,386
		3,965,206
INTERACTIVE HOME ENTERTAINMENT—0.9%
ROBLOX Corp., Cl. A*	13,653	899,187
Take-Two Interactive Software, Inc.*	7,610	1,243,017
		2,142,204
INTERACTIVE MEDIA & SERVICES—1.0%
Pinterest, Inc., Cl. A*	82,253	2,431,399
INTERNET & DIRECT MARKETING RETAIL—0.8%
Etsy, Inc.*	12,290	1,930,513
INTERNET SERVICES & INFRASTRUCTURE—2.4%
BigCommerce Holdings, Inc.*	114,859	3,754,741
MongoDB, Inc., Cl. A*	5,872	2,378,806
		6,133,547

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	3,191	$884,226
LIFE SCIENCES TOOLS & SERVICES—5.3%
10X Genomics, Inc., Cl. A*	26,993	2,598,616
Agilent Technologies, Inc.	8,858	1,234,096
Bio-Techne Corp.	13,326	5,016,040
Repligen Corp.*	16,038	3,180,977
West Pharmaceutical Services, Inc.	3,477	1,367,226
		13,396,955
MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	27,311	2,990,828
Roku, Inc., Cl. A*	13,270	2,176,943
		5,167,771
OIL & GAS EQUIPMENT & SERVICES—0.9%
ChampionX Corp.*	100,409	2,249,162
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Diamondback Energy, Inc.	49,628	6,261,068
PHARMACEUTICALS—2.0%
Catalent, Inc.*	36,168	3,758,940
Green Thumb Industries, Inc.*	70,945	1,252,627
		5,011,567
REGIONAL BANKS—2.3%
Signature Bank	18,839	5,738,925
RESEARCH & CONSULTING SERVICES—1.1%
CoStar Group, Inc.*	41,063	2,880,980
RESTAURANTS—3.5%
Shake Shack, Inc., Cl. A*	67,376	4,451,532
The Cheesecake Factory, Inc.*	123,264	4,398,060
		8,849,592
SEMICONDUCTOR EQUIPMENT—4.3%
Azenta, Inc.	25,024	2,110,524
KLA Corp.	20,007	7,788,125
SolarEdge Technologies, Inc.*	3,868	921,435
		10,820,084
SEMICONDUCTORS—3.2%
Microchip Technology, Inc.	35,172	2,725,127
SiTime Corp.*	11,039	2,573,080
Xilinx, Inc.	14,573	2,820,604
		8,118,811
SYSTEMS SOFTWARE—3.5%
Crowdstrike Holdings, Inc., Cl. A*	17,507	3,162,464
Fortinet, Inc.*	6,330	1,881,529
Palo Alto Networks, Inc.*	7,507	3,884,122
		8,928,115

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
TRUCKING—1.7%
Old Dominion Freight Line, Inc.	7,881	$2,379,510
Uber Technologies, Inc.*	53,735	2,009,689
		4,389,199
TOTAL COMMON STOCKS
(Cost $250,947,985)		242,356,376

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	–
(Cost $988,245)		–

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	590,059	436,644
(Cost $315,501)		436,644

REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
RETAIL—2.2%
Simon Property Group, Inc.	38,615	5,684,128
(Cost $6,319,378)		5,684,128

SPECIAL PURPOSE VEHICLE—1.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	48	1,921,344
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	801,363
		2,722,707
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,675,000)		2,722,707
Total Investments
(Cost $260,246,109)	99.7%	$251,199,855
Affiliated Securities (Cost $2,663,245)		2,722,707
Unaffiliated Securities (Cost $257,582,864)		248,477,148
Other Assets in Excess of Liabilities	0.3%	833,749
NET ASSETS	100.0%	$252,033,604

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,200,000	0.50%	$1,921,344	0.76%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.19%	801,363	0.32%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	0	0.00%
Tolero CDR	2/6/17	315,501	0.19%	436,644	0.17%
Total				$3,159,351	1.25%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—91.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
Mercury Systems, Inc.*	231,198	$13,159,790
AIR FREIGHT & LOGISTICS—2.1%
GXO Logistics, Inc.*	183,486	14,900,898
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Capri Holdings Ltd.*	132,685	7,970,388
APPAREL RETAIL—1.1%
Aritzia, Inc.*	167,555	7,770,915
APPLICATION SOFTWARE—14.4%
Alteryx, Inc., Cl. A*	205,099	11,705,000
Anaplan, Inc.*	313,850	15,152,678
Atlassian Corp., PLC, Cl. A*	18,716	6,070,348
Bentley Systems, Inc., Cl. B	509,500	20,466,615
Datadog, Inc., Cl. A*	48,739	7,121,255
HubSpot, Inc.*	22,493	10,994,578
Manhattan Associates, Inc.*	98,244	13,151,924
Paylocity Holding Corp.*	52,618	10,733,020
The Trade Desk, Inc., Cl. A*	109,050	7,583,337
		102,978,755
AUTOMOTIVE RETAIL—1.1%
O'Reilly Automotive, Inc.*	12,226	7,968,295
CASINOS & GAMING—4.0%
Las Vegas Sands Corp.*	133,571	5,850,410
MGM Resorts International	534,846	22,848,621
		28,699,031
COMMUNICATIONS EQUIPMENT—1.0%
Motorola Solutions, Inc.	30,584	7,093,653
DEPARTMENT STORES—0.9%
Kohl's Corp.	113,685	6,788,131
DISTRIBUTORS—2.3%
Pool Corp.	34,110	16,244,887
DIVERSIFIED METALS & MINING—1.2%
MP Materials Corp.*	207,382	8,282,837
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
AMETEK, Inc.	57,807	7,906,263
Eaton Corp., PLC	49,156	7,787,785
		15,694,048
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections, Inc.	61,408	7,657,578
FOOD DISTRIBUTORS—3.6%
US Foods Holding Corp.*	736,990	25,986,267
HEALTHCARE EQUIPMENT—4.3%
Dexcom, Inc.*	19,190	8,260,911
Insulet Corp.*	43,312	10,741,376
Ortho Clinical Diagnostics Holdings PLC*	688,355	11,949,843
		30,952,130
HEALTHCARE SUPPLIES—3.2%
Neogen Corp.*	622,993	22,720,555

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—91.5% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—3.1%
Omnicell, Inc.*	71,957	$10,803,624
Veeva Systems, Inc., Cl. A*	48,609	11,497,973
		22,301,597
HOTELS RESORTS & CRUISE LINES—2.2%
Expedia Group, Inc.*	84,503	15,488,555
INDUSTRIAL MACHINERY—5.0%
Colfax Corp.*	319,074	13,120,323
The Middleby Corp.*	124,749	23,103,515
		36,223,838
LIFE SCIENCES TOOLS & SERVICES—5.8%
Avantor, Inc.*	632,398	23,607,417
Danaher Corp.	62,836	17,957,901
		41,565,318
MOVIES & ENTERTAINMENT—1.2%
Live Nation Entertainment, Inc.*	81,878	8,966,460
OIL & GAS EQUIPMENT & SERVICES—2.6%
ChampionX Corp.*	822,858	18,432,019
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Diamondback Energy, Inc.	99,691	12,577,017
PHARMACEUTICALS—1.0%
Catalent, Inc.*	71,582	7,439,517
REGIONAL BANKS—4.6%
Signature Bank	108,155	32,947,258
SEMICONDUCTOR EQUIPMENT—4.2%
Azenta, Inc.	173,222	14,609,543
KLA Corp.	39,550	15,395,629
		30,005,172
SEMICONDUCTORS—2.8%
Advanced Micro Devices, Inc.*	96,133	10,983,195
Microchip Technology, Inc.	115,041	8,913,377
		19,896,572
TRADING COMPANIES & DISTRIBUTORS—9.2%
Herc Holdings, Inc.	180,518	28,964,113
SiteOne Landscape Supply, Inc.*	112,943	20,343,293
United Rentals, Inc.*	52,159	16,697,139
		66,004,545
TRUCKING—2.6%
XPO Logistics, Inc.*	285,874	18,916,283
TOTAL COMMON STOCKS
(Cost $652,566,537)		655,632,309

REAL ESTATE INVESTMENT TRUST—2.3%	SHARES	VALUE
RETAIL—2.3%
Simon Property Group, Inc.	112,669	16,584,877
(Cost $16,767,389)		16,584,877

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $669,333,926)	93.8%	$672,217,186
Unaffiliated Securities (Cost $669,333,926)		672,217,186
Other Assets in Excess of Liabilities	6.2%	44,795,403
NET ASSETS	100.0%	$717,012,589

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE ENDURING GROWTH FUND
Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—91.6%	SHARES	VALUE
AEROSPACE & DEFENSE—4.4%
TransDigm Group, Inc.*	342	$210,737
APPLICATION SOFTWARE—17.8%
Avalara, Inc.*	510	55,906
HubSpot, Inc.*	350	171,080
Paylocity Holding Corp.*	1,814	370,020
SPS Commerce, Inc.*	1,175	145,524
The Trade Desk, Inc., Cl. A*	825	57,371
Vertex, Inc., Cl. A*	3,395	49,261
		849,162
ASSET MANAGEMENT & CUSTODY BANKS—7.4%
Hamilton Lane, Inc., Cl. A	1,946	176,035
StepStone Group, Inc., Cl. A	4,999	175,015
		351,050
BIOTECHNOLOGY—1.3%
Natera, Inc.*	899	63,514
CONSUMER FINANCE—2.7%
Upstart Holdings, Inc.*	1,191	129,831
EDUCATION SERVICES—5.5%
Chegg, Inc.*	9,850	260,730
ENVIRONMENTAL & FACILITIES SERVICES—14.3%
Casella Waste Systems, Inc., Cl. A*	3,442	261,523
Montrose Environmental Group, Inc.*	2,015	92,227
Waste Connections, Inc.	2,613	325,841
		679,591
GENERAL MERCHANDISE STORES—1.3%
Ollie's Bargain Outlet Holdings, Inc.*	1,326	63,568
HEALTHCARE EQUIPMENT—4.3%
Insulet Corp.*	510	126,480
Nevro Corp.*	1,204	79,103
		205,583
INTERNET & DIRECT MARKETING RETAIL—1.1%
Wayfair, Inc., Cl. A*	336	52,389
IT CONSULTING & OTHER SERVICES—2.0%
EPAM Systems, Inc.*	201	95,704
MANAGED HEALTHCARE—6.4%
Progyny, Inc.*	7,531	305,006
OIL & GAS EQUIPMENT & SERVICES—3.3%
Core Laboratories NV	5,896	157,246
REAL ESTATE SERVICES—8.8%
FirstService Corp.	2,647	421,879
REGIONAL BANKS—6.1%
Signature Bank	952	290,008
TRADING COMPANIES & DISTRIBUTORS—2.8%
SiteOne Landscape Supply, Inc.*	741	133,469

THE ALGER FUNDS | ALGER WEATHERBIE ENDURING GROWTH FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—91.6% (CONT.)	SHARES	VALUE
TRUCKING—2.1%
XPO Logistics, Inc.*	1,497	$99,056
TOTAL COMMON STOCKS
(Cost $4,961,397)		4,368,523
Total Investments
(Cost $4,961,397)	91.6%	$4,368,523
Unaffiliated Securities (Cost $4,961,397)		4,368,523
Other Assets in Excess of Liabilities	8.4%	402,817
NET ASSETS	100.0%	$4,771,340

*       Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—96.0%	SHARES	VALUE
ADVERTISING—0.3%
TechTarget, Inc.*	48,941	$4,059,167
AEROSPACE & DEFENSE—0.3%
Kratos Defense & Security Solutions, Inc.*	247,020	4,140,055
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Canada Goose Holdings, Inc.*	378,516	11,624,226
APPAREL RETAIL—1.9%
MYT Netherlands Parent BV#,*	1,369,012	23,451,176
APPLICATION SOFTWARE—8.5%
BTRS Holdings, Inc., Cl. A*	592,489	3,791,930
Cerence, Inc.*	91,801	5,828,445
Ebix, Inc.	125,736	3,821,117
Everbridge, Inc.*	90,085	4,605,145
LivePerson, Inc.*	178,341	5,327,046
SEMrush Holdings, Inc., Cl. A*	147,137	2,672,008
SPS Commerce, Inc.*	472,263	58,489,773
Vertex, Inc., Cl. A*	1,481,232	21,492,676
		106,028,140
ASSET MANAGEMENT & CUSTODY BANKS—9.3%
Hamilton Lane, Inc., Cl. A	665,967	60,243,375
StepStone Group, Inc., Cl. A	1,596,409	55,890,279
		116,133,654
BIOTECHNOLOGY—4.6%
ACADIA Pharmaceuticals, Inc.*	642,543	14,450,792
Natera, Inc.*	497,249	35,130,642
Ultragenyx Pharmaceutical, Inc.*	109,431	7,652,510
		57,233,944
CONSTRUCTION & ENGINEERING—1.9%
Ameresco, Inc., Cl. A*	480,550	24,320,635
CONSUMER FINANCE—1.0%
LendingTree, Inc.*	104,180	12,693,291
EDUCATION SERVICES—3.2%
Chegg, Inc.*	1,509,972	39,968,959
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.8%
Novanta, Inc.*	252,528	34,874,117
ENVIRONMENTAL & FACILITIES SERVICES—9.3%
Casella Waste Systems, Inc., Cl. A*	951,400	72,287,372
Montrose Environmental Group, Inc.*	950,843	43,520,084
		115,807,456
GENERAL MERCHANDISE STORES—1.3%
Ollie's Bargain Outlet Holdings, Inc.*	350,644	16,809,873
HEALTHCARE DISTRIBUTORS—0.5%
PetIQ, Inc., Cl. A*	303,453	6,202,579
HEALTHCARE EQUIPMENT—3.2%
Glaukos Corp.*	367,377	19,559,151
Inogen, Inc.*	60,386	1,795,276
Nevro Corp.*	283,936	18,654,595
		40,009,022

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.0% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—3.2%
Apria, Inc.*	1,065,257	$39,851,264
HEALTHCARE TECHNOLOGY—1.6%
Inspire Medical Systems, Inc.*	67,274	14,887,063
Tabula Rasa HealthCare, Inc.*	463,234	4,998,295
		19,885,358
INSURANCE BROKERS—0.9%
Goosehead Insurance, Inc., Cl. A	119,881	11,817,869
IT CONSULTING & OTHER SERVICES—5.0%
CI&T, Inc., Cl. A*	603,725	7,643,159
Globant SA*	204,339	52,143,226
Grid Dynamics Holdings, Inc.*	123,217	3,283,733
		63,070,118
LEISURE FACILITIES—2.1%
Planet Fitness, Inc., Cl. A*	291,689	25,855,313
LEISURE PRODUCTS—3.2%
Latham Group, Inc.*	2,426,002	40,465,713
LIFE SCIENCES TOOLS & SERVICES—0.4%
NeoGenomics, Inc.*	204,692	4,613,758
MANAGED HEALTHCARE—4.7%
Progyny, Inc.*	1,461,505	59,190,953
OIL & GAS EQUIPMENT & SERVICES—3.4%
Core Laboratories NV	1,572,484	41,938,148
PAPER PACKAGING—2.0%
Ranpak Holdings Corp., Cl. A*	939,887	25,245,365
PHARMACEUTICALS—0.1%
Aerie Pharmaceuticals, Inc.*	190,901	1,405,031
REAL ESTATE SERVICES—5.7%
FirstService Corp.	449,689	71,671,433
REGIONAL BANKS—2.3%
Seacoast Banking Corp. of Florida	774,181	28,257,607
RESTAURANTS—0.7%
Wingstop, Inc.	57,426	8,800,535
SEMICONDUCTORS—2.2%
Impinj, Inc.*	342,689	27,206,080
SYSTEMS SOFTWARE—0.6%
Rapid7, Inc.*	73,689	7,098,461
THRIFTS & MORTGAGE FINANCE—1.8%
Axos Financial, Inc.*	440,510	22,686,265
TRADING COMPANIES & DISTRIBUTORS—7.1%
SiteOne Landscape Supply, Inc.*	371,444	66,904,493
Transcat, Inc.*	226,233	21,471,774
		88,376,267
TOTAL COMMON STOCKS
(Cost $1,252,776,357)		1,200,791,832

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2022 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$–
(Cost $1,041,633)		–
Total Investments
(Cost $1,253,817,990)	96.0%	$1,200,791,832
Affiliated Securities (Cost $1,041,633)		–
Unaffiliated Securities (Cost $1,252,776,357)		1,200,791,832
Other Assets in Excess of Liabilities	4.0%	49,912,259
NET ASSETS	100.0%	$1,250,704,091

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$1,041,633	0.10%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—97.1%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	230,784	$3,131,739
AEROSPACE & DEFENSE—3.6%
HEICO Corp.	90,915	12,399,897
Hexcel Corp.*	35,283	1,840,714
Mercury Systems, Inc.*	72,121	4,105,127
		18,345,738
AGRICULTURAL & FARM MACHINERY—0.3%
Hydrofarm Holdings Group, Inc.*	89,343	1,752,016
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Capri Holdings Ltd.*	139,974	8,408,238
APPAREL RETAIL—1.7%
Aritzia, Inc.*	39,326	1,823,873
Victoria's Secret & Co.*	122,732	6,852,127
		8,676,000
APPLICATION SOFTWARE—21.5%
ACI Worldwide, Inc.*	260,589	8,956,444
Avalara, Inc.*	77,434	8,488,315
Bill.com Holdings, Inc.*	52,645	9,908,315
Blackbaud, Inc.*	80,261	5,468,984
Blackline, Inc.*	56,471	5,187,991
Digital Turbine, Inc.*	54,797	2,419,287
Everbridge, Inc.*	83,142	4,250,219
ForgeRock, Inc., Cl. A*	30,846	439,247
Guidewire Software, Inc.*	37,384	3,769,803
HubSpot, Inc.*	25,800	12,611,040
Manhattan Associates, Inc.*	71,517	9,573,981
Paycom Software, Inc.*	21,558	7,228,397
Paycor HCM, Inc.*	9,906	256,962
Q2 Holdings, Inc.*	110,365	7,201,316
SEMrush Holdings, Inc., Cl. A*	95,594	1,735,987
Smartsheet, Inc., Cl. A*	82,589	5,138,688
Sprout Social, Inc., Cl. A*	74,483	5,128,155
SPS Commerce, Inc.*	73,066	9,049,224
Vertex, Inc., Cl. A*	263,710	3,826,432
		110,638,787
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Affiliated Managers Group, Inc.	51,498	7,529,523
BIOTECHNOLOGY—2.6%
CareDx, Inc.*	262,342	10,965,895
Karuna Therapeutics, Inc.*	12,932	1,436,228
Turning Point Therapeutics, Inc.*	19,625	730,639
		13,132,762
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Marqeta, Inc., Cl. A*	71,313	841,493
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	43,162	1,982,431
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Sunrun, Inc.*	82,175	2,130,798

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Cognex Corp.	77,560	$5,154,638
FOOD DISTRIBUTORS—1.7%
The Chefs' Warehouse, Inc.*	95,783	2,858,164
US Foods Holding Corp.*	173,126	6,104,423
		8,962,587
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	62,859	1,284,838
HEALTHCARE EQUIPMENT—8.7%
CryoPort, Inc.*	117,316	4,900,289
Inmode Ltd.*	193,402	9,327,779
Inogen, Inc.*	6,491	192,977
Insulet Corp.*	47,002	11,656,496
Mesa Laboratories, Inc.	28,104	7,990,810
Paragon 28, Inc.*	76,519	1,151,611
Tandem Diabetes Care, Inc.*	80,607	9,520,493
		44,740,455
HEALTHCARE FACILITIES—1.8%
The Joint Corp.*	167,422	9,047,485
HEALTHCARE SERVICES—1.0%
Biodesix, Inc.*	63,254	252,384
Guardant Health, Inc.*	55,649	3,870,388
Privia Health Group, Inc.*	48,972	1,042,124
		5,164,896
HEALTHCARE SUPPLIES—4.8%
Neogen Corp.*	449,145	16,380,318
Quidel Corp.*	80,633	8,334,227
		24,714,545
HEALTHCARE TECHNOLOGY—5.5%
Convey Health Solutions Holdings, Inc.*	137,010	1,067,308
Definitive Healthcare Corp., Cl. A*	34,409	752,869
Doximity, Inc., Cl. A*	18,514	843,683
Renalytix PLC#,*	167,540	2,119,381
Sophia Genetics SA*	80,712	944,330
Veeva Systems, Inc., Cl. A*	50,876	12,034,209
Vocera Communications, Inc.*	132,956	10,504,854
		28,266,634
HOMEFURNISHING RETAIL—0.7%
Arhaus, Inc., Cl. A*	51,287	455,428
Bed Bath & Beyond, Inc.*	181,161	2,942,055
		3,397,483
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
LegalZoom.com, Inc.*	146,039	2,319,099
Upwork, Inc.*	135,234	3,678,365
		5,997,464
HYPERMARKETS & SUPER CENTERS—1.5%
BJ's Wholesale Club Holdings, Inc.*	129,332	7,950,038
INDUSTRIAL MACHINERY—0.5%
Gates Industrial Corp., PLC*	163,155	2,524,008

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—0.8%
Take-Two Interactive Software, Inc.*	26,180	$4,276,241
INTERACTIVE MEDIA & SERVICES—1.9%
Bumble, Inc., Cl. A*	43,761	1,291,387
Eventbrite, Inc., Cl. A*	117,706	1,686,727
Genius Sports Ltd.*	538,894	3,492,033
Tripadvisor, Inc.*	129,510	3,516,197
		9,986,344
INTERNET & DIRECT MARKETING RETAIL—1.1%
Farfetch Ltd., Cl. A*	138,803	3,013,413
The RealReal, Inc.*	270,685	2,557,973
		5,571,386
INTERNET SERVICES & INFRASTRUCTURE—1.7%
BigCommerce Holdings, Inc.*	266,218	8,702,666
LEISURE FACILITIES—0.8%
Planet Fitness, Inc., Cl. A*	45,651	4,046,505
LIFE SCIENCES TOOLS & SERVICES—9.0%
10X Genomics, Inc., Cl. A*	32,500	3,128,775
Akoya Biosciences, Inc.*	141,514	1,607,599
Alpha Teknova, Inc.*	32,364	510,704
Bio-Techne Corp.	38,184	14,372,840
Codex DNA, Inc.*	80,605	631,943
Cytek Biosciences, Inc.*	56,527	823,033
ICON PLC*	9,708	2,579,610
Maravai LifeSciences Holdings, Inc., Cl. A*	39,236	1,134,705
MaxCyte, Inc.*	48,750	314,925
NanoString Technologies, Inc.*	235,342	8,171,074
NeoGenomics, Inc.*	177,510	4,001,076
Personalis, Inc.*	111,165	1,266,169
Rapid Micro Biosystems, Inc., Cl. A*	65,516	467,129
Repligen Corp.*	36,588	7,256,864
		46,266,446
MANAGED HEALTHCARE—1.0%
HealthEquity, Inc.*	97,624	5,217,027
MOVIES & ENTERTAINMENT—2.9%
Live Nation Entertainment, Inc.*	135,810	14,872,553
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Magnolia Oil & Gas Corp., Cl. A	740,959	16,026,943
PERSONAL PRODUCTS—0.3%
The Beauty Health Co.*	124,143	1,762,831
PRECIOUS METALS & MINERALS—0.6%
Xometry, Inc., Cl. A*	63,018	3,251,729
REGIONAL BANKS—0.9%
Webster Financial Corp.	80,814	4,591,043

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
RESTAURANTS—4.5%
Shake Shack, Inc., Cl. A*	135,041	$8,922,159
Sweetgreen, Inc., Cl. A*	40,563	1,227,031
The Cheesecake Factory, Inc.*	176,680	6,303,942
Wingstop, Inc.	44,443	6,810,890
		23,264,022
SEMICONDUCTOR EQUIPMENT—0.5%
SolarEdge Technologies, Inc.*	10,950	2,608,509
SEMICONDUCTORS—0.7%
Universal Display Corp.	22,795	3,499,260
SPECIALTY CHEMICALS—3.0%
Balchem Corp.	105,570	15,512,456
SPECIALTY STORES—1.2%
Brilliant Earth Group, Inc., Cl. A*	23,896	316,383
Five Below, Inc.*	34,664	5,684,896
		6,001,279
TOTAL COMMON STOCKS
(Cost $456,292,756)		499,231,836
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	–
(Cost $228,096)		–
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	174,782	129,339
(Cost $94,483)		129,339
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
RETAIL—1.0%
Tanger Factory Outlet Centers, Inc.	290,364	4,939,092
(Cost $4,789,568)		4,939,092
SPECIAL PURPOSE VEHICLE—0.7%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	72	2,882,016
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	19	801,363
		3,683,379
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $2,275,000)		3,683,379
Total Investments
(Cost $463,679,903)	98.8%	$507,983,646
Affiliated Securities (Cost $2,503,096)		3,683,379
Unaffiliated Securities (Cost $461,176,807)		504,300,267
Other Assets in Excess of Liabilities	1.2%	6,052,154
NET ASSETS	100.0%	$514,035,800

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)	Contingent Deferred Rights.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,800,000	0.49%	$2,882,016	0.56%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	475,000	0.10%	801,363	0.16%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	0.10%	0	0.00%
Tolero CDR	2/6/17	94,483	0.08%	129,339	0.02%
Total				$3,812,718	0.74%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—96.9%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—3.6%
Capri Holdings Ltd.*	3,031,336	$182,092,354
APPAREL RETAIL—0.9%
Aritzia, Inc.*	779,773	36,164,541
Citi Trends, Inc.*	204,385	9,957,637
		46,122,178
APPLICATION SOFTWARE—15.6%
Avalara, Inc.*	351,033	38,480,238
Blackline, Inc.*	1,458,474	133,990,006
Everbridge, Inc.*	878,355	44,901,508
Guidewire Software, Inc.*	1,235,361	124,573,803
Paycom Software, Inc.*	306,201	102,669,195
PROS Holdings, Inc.*	3,436,480	95,224,861
Q2 Holdings, Inc.*	1,320,723	86,177,176
Smartsheet, Inc., Cl. A*	1,803,763	112,230,134
Sprout Social, Inc., Cl. A*	662,597	45,619,803
		783,866,724
BIOTECHNOLOGY—6.9%
CareDx, Inc.*	2,366,561	98,922,250
Natera, Inc.*	2,091,577	147,769,915
Vericel Corp.*	2,734,622	97,297,851
		343,990,016
BUILDING PRODUCTS—1.9%
Trex Co., Inc.*	1,038,520	94,993,424
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
TaskUS, Inc., Cl. A*	1,739,708	55,670,656
DIVERSIFIED SUPPORT SERVICES—1.3%
IAA, Inc.*	1,373,714	63,094,684
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.9%
Cognex Corp.	2,167,164	144,029,719
HEALTHCARE EQUIPMENT—14.1%
AtriCure, Inc.*	2,682,205	176,059,936
CryoPort, Inc.*	3,696,686	154,410,574
Heska Corp.*	833,571	114,682,698
Inmode Ltd.*	1,210,541	58,384,393
Insulet Corp.*	393,093	97,487,064
Shockwave Medical, Inc.*	727,490	105,464,225
		706,488,890
HEALTHCARE FACILITIES—1.9%
The Joint Corp.*	1,747,823	94,452,355
HEALTHCARE SUPPLIES—6.4%
BioLife Solutions, Inc.*	2,343,420	69,927,653
Neogen Corp.*	2,814,615	102,649,009
Quidel Corp.*	1,433,413	148,157,568
		320,734,230

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.9% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—5.0%
Evolent Health, Inc., Cl. A*	2,090,661	$49,569,572
Inspire Medical Systems, Inc.*	674,275	149,210,315
Veeva Systems, Inc., Cl. A*	219,604	51,945,130
		250,725,017
INDUSTRIAL MACHINERY—4.2%
Kornit Digital Ltd.*	78,041	8,198,988
RBC Bearings, Inc.*	1,114,011	201,045,565
		209,244,553
INTERACTIVE MEDIA & SERVICES—0.9%
Genius Sports Ltd.*	6,917,348	44,824,415
LIFE SCIENCES TOOLS & SERVICES—6.9%
Bio-Techne Corp.	465,033	175,043,071
NanoString Technologies, Inc.*	2,248,544	78,069,448
Repligen Corp.*	465,661	92,359,203
		345,471,722
MANAGED HEALTHCARE—1.8%
HealthEquity, Inc.*	1,720,785	91,958,750
OIL & GAS EQUIPMENT & SERVICES—2.7%
ChampionX Corp.*	5,932,933	132,897,699
OIL & GAS EXPLORATION & PRODUCTION—2.7%
PDC Energy, Inc.	1,276,360	75,649,857
Viper Energy Partners LP	2,298,736	62,157,822
		137,807,679
PACKAGED FOODS & MEATS—1.2%
Freshpet, Inc.*	655,781	61,007,306
REGIONAL BANKS—1.9%
Popular, Inc.	1,086,358	96,870,543
RESTAURANTS—4.5%
Shake Shack, Inc., Cl. A*	1,030,314	68,072,846
Wingstop, Inc.	1,043,256	159,878,982
		227,951,828
SEMICONDUCTORS—2.1%
Monolithic Power Systems, Inc.	267,309	107,706,815
TRADING COMPANIES & DISTRIBUTORS—4.2%
Herc Holdings, Inc.	1,306,548	209,635,627
TRUCKING—2.2%
Saia, Inc.*	385,607	109,620,358
TOTAL COMMON STOCKS
(Cost $4,421,192,183)		4,861,257,542
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	8,810
(Cost $6,436)		8,810
Total Investments
(Cost $4,421,198,619)	96.9%	$4,861,266,352
Unaffiliated Securities (Cost $4,421,198,619)		4,861,266,352
Other Assets in Excess of Liabilities	3.1%	153,590,569
NET ASSETS	100.0%	$5,014,856,921

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2022
Tolero CDR	2/6/17	$6,436	0.00%	$8,810	0.00%
Total				$8,810	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—98.0%	SHARES	VALUE
ARGENTINA—1.7%
INTERNET & DIRECT MARKETING RETAIL—1.7%
MercadoLibre, Inc.*	2,700	$3,056,562
(Cost $4,438,185)
AUSTRALIA—4.9%
APPLICATION SOFTWARE—2.1%
Xero Ltd.*	46,600	3,773,519
HEALTHCARE SUPPLIES—1.4%
Nanosonics Ltd.*	694,062	2,521,887
HEALTHCARE TECHNOLOGY—1.4%
Pro Medicus Ltd.	81,000	2,614,884
TOTAL AUSTRALIA
(Cost $7,093,135)		8,910,290
BELGIUM—0.7%
APPLICATION SOFTWARE—0.7%
Unifiedpost Group SA*	95,387	1,196,264
(Cost $2,405,372)
CHINA—9.6%
AUTOMOBILE MANUFACTURERS—2.0%
BYD Co., Ltd., Cl. H	126,084	3,729,219
DIVERSIFIED METALS & MINING—1.5%
Ganfeng Lithium Co., Ltd., Cl. H	167,000	2,653,703
FINANCIAL EXCHANGES & DATA—1.8%
East Money Information Co., Ltd., Cl. A	643,998	3,215,914
INTERNET & DIRECT MARKETING RETAIL—4.3%
JD Health International, Inc.*	522,000	4,216,311
Meituan, Cl. B*	124,000	3,699,482
		7,915,793
TOTAL CHINA
(Cost $18,435,731)		17,514,629
FRANCE—12.3%
APPAREL ACCESSORIES & LUXURY GOODS—4.9%
EssilorLuxottica SA	15,700	2,969,947
LVMH Moet Hennessy Louis Vuitton SE	7,250	5,954,456
		8,924,403
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Schneider Electric SE	22,800	3,861,872
LIFE SCIENCES TOOLS & SERVICES—2.7%
Eurofins Scientific SE	49,300	4,949,420
RESEARCH & CONSULTING SERVICES—2.6%
Teleperformance	12,557	4,728,408
TOTAL FRANCE
(Cost $13,973,137)		22,464,103
GERMANY—5.0%
FOOTWEAR—2.4%
Puma SE	40,600	4,341,885

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
GERMANY—5.0% (CONT.)
OIL & GAS REFINING & MARKETING—2.6%
VERBIO Vereinigte BioEnergie AG	76,066	$4,848,085
TOTAL GERMANY
(Cost $6,068,713)		9,189,970
HONG KONG—5.1%
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Samsonite International SA*	2,640,157	5,518,054
INDUSTRIAL MACHINERY—2.1%
Techtronic Industries Co., Ltd.	237,000	3,910,549
TOTAL HONG KONG
(Cost $4,616,687)		9,428,603
INDIA—5.4%
DIVERSIFIED BANKS—2.5%
HDFC Bank Ltd.#	66,800	4,584,484
INTERNET & DIRECT MARKETING RETAIL—1.2%
FSN E-Commerce Ventures Ltd.*	98,000	2,170,299
INVESTMENT BANKING & BROKERAGE—1.7%
Angel One Ltd.	169,000	3,185,348
TOTAL INDIA
(Cost $8,614,828)		9,940,131
IRELAND—2.3%
PACKAGED FOODS & MEATS—2.3%
Kerry Group PLC, Cl. A	33,741	4,250,907
(Cost $3,756,243)
ITALY—8.2%
APPAREL ACCESSORIES & LUXURY GOODS—5.4%
Moncler SpA	94,386	6,057,113
PRADA SpA	630,000	3,852,380
		9,909,493
AUTOMOBILE MANUFACTURERS—2.8%
Ferrari NV	22,162	5,118,536
TOTAL ITALY
(Cost $11,722,947)		15,028,029
JAPAN—7.1%
HEALTHCARE SUPPLIES—1.9%
Hoya Corp.	26,900	3,488,230
INDUSTRIAL MACHINERY—5.2%
Ebara Corp.	81,000	3,970,116
FANUC Corp.	28,100	5,556,970
		9,527,086
TOTAL JAPAN
(Cost $12,208,150)		13,015,316
NETHERLANDS—10.2%
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Adyen NV*	1,875	3,815,093

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
NETHERLANDS—10.2% (CONT.)
HEAVY ELECTRICAL EQUIPMENT—1.9%
Alfen Beheer BV*	48,600	$3,623,866
INDUSTRIAL MACHINERY—2.3%
Aalberts NV	68,600	4,193,153
SEMICONDUCTOR EQUIPMENT—3.9%
ASML Holding NV	10,500	7,110,958
TOTAL NETHERLANDS
(Cost $9,120,810)		18,743,070
NORWAY—3.5%
ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Aker Carbon Capture ASA*	1,560,510	3,482,656
INDUSTRIAL MACHINERY—1.6%
AutoStore Holdings Ltd.*,(a)	1,058,036	2,985,593
TOTAL NORWAY
(Cost $7,961,055)		6,468,249
SOUTH KOREA—2.3%
SPECIALTY CHEMICALS—2.3%
Chunbo Co., Ltd.	19,400	4,248,329
(Cost $3,228,544)
SPAIN—2.0%
BIOTECHNOLOGY—2.0%
Grifols SA#	309,741	3,636,359
(Cost $5,399,542)
SWEDEN—1.6%
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
EQT AB	74,298	2,911,872
(Cost $755,883)
SWITZERLAND—6.0%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Partners Group Holding AG	2,284	3,184,178
LIFE SCIENCES TOOLS & SERVICES—1.7%
PolyPeptide Group AG*	30,906	3,081,154
SPECIALTY CHEMICALS—2.6%
Sika AG	13,500	4,723,048
TOTAL SWITZERLAND
(Cost $6,149,715)		10,988,380
TAIWAN—3.2%
SEMICONDUCTORS—3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.#	48,400	5,935,292
(Cost $4,564,011)
UNITED KINGDOM—2.4%
FINANCIAL EXCHANGES & DATA—2.4%
London Stock Exchange Group PLC	45,200	4,425,030
(Cost $3,713,750)

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT.)	SHARES	VALUE
UNITED STATES—4.5%
IT CONSULTING & OTHER SERVICES—1.6%
EPAM Systems, Inc.*	6,200	$2,952,068
OIL & GAS EQUIPMENT & SERVICES—2.9%
Schlumberger NV	136,500	5,333,055
TOTAL UNITED STATES
(Cost $8,153,727)		8,285,123
TOTAL COMMON STOCKS
(Cost $142,380,165)		179,636,508
Total Investments
(Cost $142,380,165)	98.0%	$179,636,508
Unaffiliated Securities (Cost $142,380,165)		179,636,508
Other Assets in Excess of Liabilities	2.0%	3,600,026
NET ASSETS	100.0%	$183,236,534

#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 1.6% of the net assets of the Portfolio.
*	Non-income producing security.

Forward Foreign Currency Contracts Outstanding as of January 31, 2022:

Buy	Counterparty	Contract Amount	Settlement Date	Sell	Contract Amount	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
HKD	Brown Brothers Harriman & Co.	20,659,863	02/04/2022	USD	2,651,998	$–	$(2,282)	$(2,282)
USD	Brown Brothers Harriman & Co.	372,449	02/07/2022	HKD	2,903,109	113	–	113
						$113	$(2,282)	$(2,169)

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—97.1%	SHARES	VALUE
BIOTECHNOLOGY—36.2%
AbbVie, Inc.	112,171	$15,355,088
Abcam PLC*	253,662	4,568,451
Abivax SA*	53,578	1,424,168
Aerovate Therapeutics, Inc.*	167,007	1,974,023
BELLUS Health, Inc.*	357,152	2,207,199
BioMarin Pharmaceutical, Inc.*	87,937	7,793,856
Blueprint Medicines Corp.*	36,680	2,828,028
Celldex Therapeutics, Inc.*	196,544	6,094,829
ChemoCentryx, Inc.*	127,183	3,419,951
Coherus Biosciences, Inc.*	255,809	3,161,799
Compass Therapeutics, Inc.*	818,745	1,432,804
IVERIC bio, Inc.*	455,916	6,355,469
Kymera Therapeutics, Inc.*	60,022	2,520,924
Larimar Therapeutics, Inc.*	175,870	1,705,939
Mersana Therapeutics, Inc.*	300,979	1,435,670
Mirati Therapeutics, Inc.*	14,127	1,685,351
Morphic Holding, Inc.*	98,560	4,181,901
Natera, Inc.*	38,143	2,694,803
PDS Biotechnology Corp.*	119,082	709,729
PMV Pharmaceuticals, Inc.*	52,229	838,798
Prometheus Biosciences, Inc.*	172,421	6,195,087
Relay Therapeutics, Inc.*	109,445	2,422,018
Vertex Pharmaceuticals, Inc.*	19,500	4,739,475
		85,745,360
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
908 Devices, Inc.*	88,988	1,407,790
HEALTHCARE DISTRIBUTORS—3.7%
McKesson Corp.	34,220	8,784,959
HEALTHCARE EQUIPMENT—11.1%
ABIOMED, Inc.*	9,999	2,958,404
Baxter International, Inc.	79,782	6,816,574
Dexcom, Inc.*	5,857	2,521,321
Edwards Lifesciences Corp.*	30,286	3,307,231
Heska Corp.*	4,855	667,951
Inmode Ltd.*	69,903	3,371,422
Stryker Corp.	26,737	6,632,113
		26,275,016
HEALTHCARE FACILITIES—8.7%
Acadia Healthcare Co., Inc.*	79,184	4,169,038
Encompass Health Corp.	57,116	3,543,477
HCA Healthcare, Inc.	19,946	4,788,037
Tenet Healthcare Corp.*	108,971	8,076,930
		20,577,482
HEALTHCARE SERVICES—4.6%
CVS Health Corp.	103,008	10,971,382
HEALTHCARE TECHNOLOGY—3.1%
Inspire Medical Systems, Inc.*	33,270	7,362,318

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—4.8%
Bio-Techne Corp.	6,676	$2,512,913
Danaher Corp.	19,021	5,436,012
Fluidigm Corp.*	330,070	1,079,329
Olink Holding AB#,*	143,440	2,320,859
		11,349,113
MANAGED HEALTHCARE—5.7%
Centene Corp.*	97,259	7,562,860
UnitedHealth Group, Inc.	12,292	5,808,830
		13,371,690
PHARMACEUTICALS—15.8%
Bayer AG	160,995	9,780,197
Bristol-Myers Squibb Co.	157,651	10,229,973
Catalent, Inc.*	71,366	7,417,068
Edgewise Therapeutics, Inc.*	72,572	986,979
EyePoint Pharmaceuticals, Inc.*	108,692	1,018,444
Intra-Cellular Therapies, Inc.*	114,578	5,441,309
Jazz Pharmaceuticals PLC*	17,326	2,406,755
		37,280,725
SEMICONDUCTOR EQUIPMENT—2.8%
Azenta, Inc.	78,567	6,626,341
TOTAL COMMON STOCKS
(Cost $238,112,505)		229,752,176
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	–
(Cost $4,038,147)		–
RIGHTS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Tolero CDR*,@,(b),(c)	1,956,996	1,448,177
(Cost $1,044,373)		1,448,177
Total Investments
(Cost $243,195,025)	97.7%	$231,200,353
Affiliated Securities (Cost $4,038,147)		–
Unaffiliated Securities (Cost $239,156,878)		231,200,353
Other Assets in Excess of Liabilities	2.3%	5,529,918
NET ASSETS	100.0%	$236,730,271

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$4,038,147	2.00%	$0	0.00%
Tolero CDR	2/6/17	1,044,370	0.90%	1,448,177	0.61%
Total				$1,448,177	0.61%

See Notes to Financial Statements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven series – Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Enduring Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Enduring Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

The Board of Trustees of the Trust (the “Board”) has authorized a partial closing of the Alger Small Cap Focus Fund effective July 31, 2019. Class A, C, I and Z shares are available for purchase by existing shareholders who maintain open accounts and new investors that utilize certain retirement record keeping platforms identified by Fred Alger & Company, LLC, the Fund’s distributor (the “Distributor” or “Alger LLC”). Class I shares are also available for purchase by investors who transact with certain brokers identified by the distributor. Class Y shares remain open to all qualifying investors and Class Y and Class Z Shares are generally subject to a minimum initial investment of $500,000.

Alger Weatherbie Enduring Growth Fund launched on December 17, 2021.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Funds’ Board to designate the Funds’ primary investment adviser to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Funds’ valuation policies and related practices.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2022 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$274,585,309	$274,585,309	$—	$—
Consumer Discretionary	542,165,513	514,436,534	26,765,028	963,951
Energy	17,725,931	17,725,931	—	—
Financials	77,692,982	77,692,982	—	—
Healthcare	256,959,612	256,959,612	—	—
Industrials	181,775,067	181,775,067	—	—
Information Technology	1,463,003,330	1,463,003,330	—	—
Materials	8,319,028	8,319,028	—	—
TOTAL COMMON STOCKS	$2,822,226,772	$2,794,497,793	$26,765,028	$963,951
PREFERRED STOCKS
Information Technology	1,922,972	—	—	1,922,972
REAL ESTATE INVESTMENT TRUST
Real Estate	8,247,175	8,247,175	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	4,443,108	—	—	4,443,108
TOTAL INVESTMENTS IN SECURITIES	$2,836,840,027	$2,802,744,968	$26,765,028	$7,330,031

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,035,014	$3,035,014	$—	$—
Consumer Discretionary	2,436,597	2,436,597	—	—
Consumer Staples	350,055	350,055	—	—
Energy	2,007,079	2,007,079	—	—
Financials	2,288,607	2,288,607	—	—
Healthcare	6,104,897	6,104,897	—	—
Industrials	2,543,171	2,543,171	—	—
Information Technology	15,232,891	15,232,891	—	—
Real Estate	665,412	665,412	—	—
TOTAL COMMON STOCKS	$34,663,723	$34,663,723	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	902,877	902,877	—	—
TOTAL INVESTMENTS IN SECURITIES	$35,566,600	$35,566,600	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	20,203,480	20,203,480	—	—
Consumer Discretionary	13,582,854	13,582,854	—	—
Consumer Staples	12,793,597	12,793,597	—	—
Energy	6,403,355	6,403,355	—	—
Financials	23,603,009	23,603,009	—	—
Healthcare	23,761,362	23,761,362	—	—
Industrials	10,813,391	10,813,391	—	—
Information Technology	49,317,686	49,317,686	—	—
Materials	3,792,395	3,792,395	—	—
Utilities	2,210,734	2,210,734	—	—
TOTAL COMMON STOCKS	$166,481,863	$166,481,863	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	942,060	942,060	—	—
REAL ESTATE INVESTMENT TRUST
Financials	1,247,185	1,247,185	—	—
Real Estate	7,021,177	7,021,177	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$8,268,362	$8,268,362	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$175,692,285	$175,692,285	$—	$—

Alger Mid Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	9,741,374	9,741,374	—	—
Consumer Discretionary	41,495,756	37,681,648	3,814,108	—
Energy	8,510,230	8,510,230	—	—
Financials	11,120,640	11,120,640	—	—
Healthcare	49,050,401	49,050,401	—	—
Industrials	33,671,678	33,671,678	—	—
Information Technology	84,143,721	84,143,721	—	—
Materials	4,622,576	4,622,576	—	—
TOTAL COMMON STOCKS	$242,356,376	$238,542,268	$3,814,108	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$—	*	$—	$—	$—	*
RIGHTS
Healthcare	436,644		—	—	436,644
REAL ESTATE INVESTMENT TRUST
Real Estate	5,684,128		5,684,128	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,722,707		—	—	2,722,707
TOTAL INVESTMENTS IN SECURITIES	$251,199,855		$244,226,396	$3,814,108	$3,159,351

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	8,966,460	8,966,460	—	—
Consumer Discretionary	90,930,202	90,930,202	—	—
Consumer Staples	25,986,267	25,986,267	—	—
Energy	31,009,036	31,009,036	—	—
Financials	32,947,258	32,947,258	—	—
Healthcare	124,979,117	124,979,117	—	—
Industrials	172,556,980	172,556,980	—	—
Information Technology	159,974,152	159,974,152	—	—
Materials	8,282,837	8,282,837	—	—
TOTAL COMMON STOCKS	$655,632,309	$655,632,309	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	16,584,877	16,584,877	—	—
TOTAL INVESTMENTS IN SECURITIES	$672,217,186	$672,217,186	$—	$—

Alger Weatherbie Enduring Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	376,687	376,687	—	—
Energy	157,246	157,246	—	—
Financials	770,889	770,889	—	—
Healthcare	574,103	574,103	—	—
Industrials	1,122,853	1,122,853	—	—
Information Technology	944,866	944,866	—	—
Real Estate	421,879	421,879	—	—
TOTAL COMMON STOCKS	$4,368,523	$4,368,523	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$4,368,523	$4,368,523	$—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,059,167		$4,059,167	$—	$—
Consumer Discretionary	166,975,795		166,975,795	—	—
Energy	41,938,148		41,938,148	—	—
Financials	191,588,686		191,588,686	—	—
Healthcare	228,391,909		228,391,909	—	—
Industrials	232,644,413		232,644,413	—	—
Information Technology	238,276,916		238,276,916	—	—
Materials	25,245,365		25,245,365	—	—
Real Estate	71,671,433		71,671,433	—	—
TOTAL COMMON STOCKS	$1,200,791,832		$1,200,791,832	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$1,200,791,832		$1,200,791,832	$—	$—

Alger Small Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	32,266,877		32,266,877	—	—
Consumer Discretionary	59,364,913		59,364,913	—	—
Consumer Staples	18,675,456		18,675,456	—	—
Energy	16,026,943		16,026,943	—	—
Financials	12,120,566		12,120,566	—	—
Healthcare	177,835,088		177,835,088	—	—
Industrials	32,732,455		32,732,455	—	—
Information Technology	131,445,353		131,445,353	—	—
Materials	18,764,185		18,764,185	—	—
TOTAL COMMON STOCKS	$499,231,836		$499,231,836	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	129,339		—	—	129,339
REAL ESTATE INVESTMENT TRUST
Real Estate	4,939,092		4,939,092	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	3,683,379		—	—	3,683,379
TOTAL INVESTMENTS IN SECURITIES	$507,983,646		$504,170,928	$—	$3,812,718

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	44,824,415	44,824,415	—	—
Consumer Discretionary	456,166,360	456,166,360	—	—
Consumer Staples	61,007,306	61,007,306	—	—
Energy	270,705,378	270,705,378	—	—
Financials	96,870,543	96,870,543	—	—
Healthcare	2,153,820,980	2,153,820,980	—	—
Industrials	686,588,646	686,588,646	—	—
Information Technology	1,091,273,914	1,091,273,914	—	—
TOTAL COMMON STOCKS	$4,861,257,542	$4,861,257,542	$—	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Healthcare	$8,810	$—	$—	$8,810
TOTAL INVESTMENTS IN SECURITIES	$4,861,266,352	$4,861,257,542	$—	$8,810

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	50,684,244	10,345,397	40,338,847	—
Consumer Staples	4,250,907	—	4,250,907	—
Energy	10,181,140	5,333,055	4,848,085	—
Financials	21,506,826	4,584,484	16,922,342	—
Healthcare	20,291,934	3,636,359	16,655,575	—
Industrials	36,313,183	—	36,313,183	—
Information Technology	24,783,194	8,887,360	15,895,834	—
Materials	11,625,080	—	11,625,080	—
TOTAL COMMON STOCKS	$179,636,508	$32,786,655	$146,849,853	$—
TOTAL INVESTMENTS IN SECURITIES	$179,636,508	$32,786,655	$146,849,853	$—
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Forward Foreign Currency Contracts	$113	$—	$113	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Forward Foreign Currency Contracts	$(2,282)	$—	$(2,282)	$—

Alger Health Sciences Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Healthcare	221,718,045		205,945,229	15,772,816	—
Information Technology	8,034,131		8,034,131	—	—
TOTAL COMMON STOCKS	$229,752,176		$213,979,360	$15,772,816	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	1,448,177		—	—	1,448,177
TOTAL INVESTMENTS IN SECURITIES	$231,200,353		$213,979,360	$15,772,816	$1,448,177

* Alger Mid Cap Growth Fund’s, Alger Weatherbie Specialized Growth Fund’s, Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2021	$1,015,916
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(51,965)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	963,951
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(51,965)

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2021	$1,922,972
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	1,922,972
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

Alger Capital Appreciation Fund	Special Purpose Vehicle
Opening balance at November 1, 2021	$4,443,108
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	4,443,108
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2021	$442,544
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,900)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	436,644
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(5,900)

Alger Mid Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2021	$2,722,707
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	2,722,707
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2021	$131,087
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,748)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	129,339
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(1,748)

Alger Small Cap Growth Fund	Special Purpose Vehicle
Opening balance at November 1, 2021	$3,683,379
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	3,683,379
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2021	$8,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(119)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	8,810
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(119)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2021	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$—

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2021	$1,467,747
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(19,570)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2022	1,448,177
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(19,570)

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of the Funds’ investments as of January 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

	Fair Value January 31, 2022		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$963,951		Income Approach	Discount Rate	3.66%	N/A
				Probability of Success	15.00%-50.00%	N/A
Preferred Stocks	1,922,972		Cost Approach	Priced at Cost	N/A	N/A
Special Purpose Vehicle	4,443,108		Market Approach	Transaction Price	N/A	N/A
				Revenue Multiple	29.25x-30.25x	N/A

Alger Mid Cap Growth Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	436,644		Income Approach	Discount Rate	4.11%-4.91%	N/A
				Probability of Success	0.00%-100.00%	N/A
Special Purpose Vehicle	2,722,707		Market Approach	Transaction Price	N/A	N/A
				Revenue Multiple	29.25x-30.25x	N/A

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2022		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Weatherbie Specialized Growth Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

Alger Small Cap Growth Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	129,339		Income Approach	Discount Rate	4.11%-4.91%	N/A
				Probability of Success	0.00%-100.00%	N/A
Special Purpose Vehicle	3,683,379		Market Approach	Transaction Price	N/A	N/A
				Revenue Multiple	29.25x-30.25x	N/A

Alger Small Cap Focus Fund
Rights	$8,810		Income Approach	Discount Rate	4.11%-4.91%	N/A
				Probability of Success	0.00%-100.00%	N/A

Alger Health Sciences Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	1,448,177		Income Approach	Discount Rate	4.11%-4.91%	N/A
				Probability of Success	0.00%-100.00%	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Fund	$17,138,458	$–	$17,138,458	$–
Alger 35 Fund	333,233	–	333,233	–
Alger Growth & Income Fund	8,440,481	–	8,440,481	–
Alger Mid Cap Growth Fund	–	–	–	–
Bank overdraft	(109,793)	–	(109,793)	–
Alger Mid Cap Focus Fund	3,996,962	–	3,996,962	–
Alger Weatherbie Enduring Growth Fund	404,939	–	404,939	–
Alger Weatherbie Specialized Growth Fund	42,042,283	–	42,042,283	–
Alger Small Cap Growth Fund	6,892,543	–	6,892,543	–
Alger Small Cap Focus Fund	149,606,426	–	149,606,426	–
Alger International Focus Fund	4,848,838	–	4,848,838	–
Foreign cash	4,383	4,383	–	–
Alger Health Sciences Fund	6,896,157	–	6,896,157	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward Foreign Currency Contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts and the related realized and unrealized foreign exchange gains and losses are included in the Statements of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

The Funds’ Forward Foreign Currency Contracts were not subject to any right of offset with any Counterparty.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2022. Information regarding the Funds’ holdings of such securities is set forth in the following table:

Security	Value at October 31, 2021	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2022
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	$4,443,108	$–	$–	$–	$–	$–	$4,443,108
Total	$4,443,108	$–	$–	$–	$–	$–	$4,443,108

Security	Value at October 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2022
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,921,344		–	–	–	–	–	1,921,344
Crosslink Ventures Capital LLC, Cl. B	801,363		–	–	–	–	–	801,363
Total	$2,722,707		$–	$–	$–	$–	$–	$2,722,707

Security	Value at October 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2022
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Total	$–		$–	$–	$–	$–	$–	$–

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at October 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2022
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	2,882,016		–	–	–	–	–	2,882,016
Crosslink Ventures Capital LLC, Cl. B	801,363		–	–	–	–	–	801,363
Total	$3,683,379		$–	$–	$–	$–	$–	$3,683,379

Security	Value at October 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2022
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Total	$–		$–	$–	$–	$–	$–	$–

* Prosetta Bioscences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.